UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund

Institutional Shares - MPEMX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Emerging Markets Value Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Emerging Markets Value Equity Fund, Institutional Shares	$46	0.92%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$19,719,247	59	$27,774	24%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
27.6%
South Korea
11.6%
Taiwan
11.3%
India
10.7%
Brazil
8.1%
Mexico
5.2%
Indonesia
4.4%
Saudi Arabia
4.3%
United Arab Emirates
3.3%
Malaysia
1.9%
Philippines
1.7%
Finland
1.6%
Other Countries
8.1%

Value	Value
Other Countries	8.1%
Finland	1.6%
Philippines	1.7%
Malaysia	1.9%
United Arab Emirates	3.3%
Saudi Arabia	4.3%
Indonesia	4.4%
Mexico	5.2%
Brazil	8.1%
India	10.7%
Taiwan	11.3%
South Korea	11.6%
China	27.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	8.2%
Alibaba Group Holding Ltd	4.6%
HDFC Bank Ltd	3.4%
Axis Bank Ltd	3.2%
Tencent Holdings Ltd	3.2%
Samsung Electronics Co Ltd, Preference	3.0%
Shinhan Financial Group Co Ltd	2.9%
Bank Rakyat Indonesia Persero Tbk PT	2.5%
Indus Towers Ltd	2.3%
Grupo Financiero Banorte SAB de CV Sponsored, Cl O	2.1%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MPEMX-SAR-2025

Gallery Trust

Mondrian Global Equity Value Fund

Institutional Shares - MPGVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Global Equity Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-equity-value-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Equity Value Fund, Institutional Shares	$38	0.74%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$279,103,088	57	$700,717	19%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 44.3%
Japan 11.3%
France 9.7%
United Kingdom 8.0%
Italy 4.5%
China 2.9%
Sweden 2.4%
South Korea 2.2%
Germany 2.1%
Netherlands 1.8%
Switzerland 1.8%
Australia 1.2%
Other Countries 6.1%

Value	Value
Other Countries	6.1%
Australia	1.2%
Switzerland	1.8%
Netherlands	1.8%
Germany	2.1%
South Korea	2.2%
Sweden	2.4%
China	2.9%
Italy	4.5%
United Kingdom	8.0%
France	9.7%
Japan	11.3%
United States	44.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
British American Tobacco PLC	3.0%
Sony Corp Group	3.0%
Enel SpA	2.8%
Lloyds Banking Group PLC	2.7%
Charles Schwab Corp	2.7%
Vinci SA	2.6%
Wells Fargo & Co	2.6%
L3Harris Technologies Inc	2.4%
Autoliv	2.4%
Sysco	2.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/global-equity-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MPGVX-SAR-2025

Gallery Trust

Mondrian Global Listed Infrastructure Fund

Institutional Shares - MGIFX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian Global Listed Infrastructure Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Listed Infrastructure Fund, Institutional Shares	$49	0.95%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,074,878	27	$-	9%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
26.1%
France
14.1%
Italy
11.9%
Spain
8.1%
China
7.2%
Canada
7.1%
United Kingdom
4.5%
Portugal
4.0%
Chile
3.4%
Malaysia
3.4%
Mexico
3.3%
Germany
3.1%
Other Countries
2.9%

Value	Value
Other Countries	2.9%
Germany	3.1%
Mexico	3.3%
Malaysia	3.4%
Chile	3.4%
Portugal	4.0%
United Kingdom	4.5%
Canada	7.1%
China	7.2%
Spain	8.1%
Italy	11.9%
France	14.1%
United States	26.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eiffage SA	4.8%
Vinci SA	4.6%
Enel SpA	4.6%
Veolia Environnement SA	4.6%
SSE PLC	4.5%
American Tower REIT	4.3%
Cellnex Telecom	4.3%
Enav SpA	4.3%
South Bow, Cl W	4.3%
Prologis Inc	4.3%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MGIFX-SAR-2025

Gallery Trust

Mondrian International Value Equity Fund

Institutional Shares - MPIEX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the Mondrian International Value Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/international-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian International Value Equity Fund, Institutional Shares	$39	0.74%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$973,056,876	51	$2,551,472	20%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan 24.8%
United Kingdom 22.6%
France 14.4%
Germany 9.5%
Italy 7.0%
Hong Kong 4.8%
Switzerland 4.4%
Singapore 3.9%
Spain 3.3%
Netherlands 1.8%
Austria 1.5%
Australia 1.2%

Value	Value
Australia	1.2%
Austria	1.5%
Netherlands	1.8%
Spain	3.3%
Singapore	3.9%
Switzerland	4.4%
Hong Kong	4.8%
Italy	7.0%
Germany	9.5%
France	14.4%
United Kingdom	22.6%
Japan	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Lloyds Banking Group PLC	3.6%
Allianz SE	3.5%
Sony Corp Group	3.4%
Banco Santander SA	3.4%
Enel SpA	3.3%
Nestle SA	3.2%
SSE PLC	3.2%
Fujitsu Ltd	3.1%
GSK PLC	3.0%
Snam SpA	3.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/international-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MPIEX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Gallery Trust

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to Financial Statements	30
Other Information (Form N-CSRS Items 8-11)	57
Fund Information	61

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Mondrian International Value Equity Fund

April 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.2%

	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.2%
Aurizon Holdings Ltd	6,081,802	$11,906,410
Total Australia		11,906,410

AUSTRIA — 1.5%
ANDRITZ	204,191	14,673,097
Total Austria		14,673,097

FRANCE — 14.4%
Bouygues SA	613,206	26,953,649
Capgemini	120,335	19,211,751
Carrefour	782,697	12,072,081
Kering SA	50,600	10,294,693
Pernod Ricard SA	190,725	20,673,709
Sanofi SA	218,457	23,897,393
Vinci SA	193,073	27,120,418
Total France		140,223,694

GERMANY — 9.5%
Allianz SE	81,935	33,886,383
Deutsche Post	535,410	22,876,987
Evonik Industries AG	817,886	18,380,216
Merck KGaA	127,721	17,781,314
Total Germany		92,924,900

HONG KONG — 4.8%
AIA Group	1,699,800	12,736,459
CK Hutchison Holdings Ltd	3,301,500	18,617,421
Jardine Matheson Holdings Ltd	329,515	14,642,027
WH Group Ltd	1,319,639	1,180,031
Total Hong Kong		47,175,938

ITALY — 7.0%
Enel SpA	3,698,742	32,064,267
Eni SpA	480,119	6,876,037

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
ITALY (continued)
Snam SpA	5,028,384	$28,860,308
Total Italy		67,800,612

JAPAN — 24.8%
FUJIFILM Holdings Corp	1,078,800	22,096,401
Fujitsu Ltd	1,362,300	30,264,124
Hitachi Ltd	460,600	11,383,966
Honda Motor Co Ltd	1,320,600	13,436,765
Kao Corp	29,200	1,250,389
KDDI Corp	1,091,900	19,352,424
Kyocera Corp	403,500	4,782,173
MINEBEA MITSUMI	956,300	14,015,562
Mitsubishi Electric Corp	619,100	11,976,741
Nippon Telegraph & Telephone Corp	13,234,200	13,833,408
Panasonic Holdings	1,523,000	17,462,671
Secom Co Ltd	440,300	16,190,020
Sompo Holdings	292,900	9,598,659
Sony Corp Group	1,239,600	32,704,116
Toyota Industries Corp	192,500	22,575,417
Total Japan		240,922,836

NETHERLANDS — 1.8%
Koninklijke Philips NV *	680,175	17,262,710
Total Netherlands		17,262,710

SINGAPORE — 3.9%
Singapore Telecommunications Ltd	3,679,202	10,644,654
United Overseas Bank Ltd	1,013,240	26,910,483
Total Singapore		37,555,137

SPAIN — 3.3%
Banco Santander SA	4,635,481	32,637,745
Total Spain		32,637,745

SWITZERLAND — 4.4%
Nestle SA	296,460	31,554,427

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
SWITZERLAND (continued)
Roche Holding AG	33,486	$10,949,471
Total Switzerland		42,503,898

UNITED KINGDOM — 22.6%
Associated British Foods PLC	803,131	22,138,315
BP PLC	2,886,620	13,328,594
British American Tobacco PLC	617,455	26,895,186
GSK PLC	1,471,777	29,115,566
Imperial Brands PLC	388,707	15,949,751
Kingfisher PLC	3,299,718	12,682,388
Lloyds Banking Group PLC	35,559,423	34,936,200
Shell PLC	514,819	16,614,028
SSE PLC	1,381,508	31,147,425
WPP PLC	2,205,363	17,097,115
Total United Kingdom		219,904,568

Total Common Stock
(Cost $819,059,800)		965,491,545

Total Value of Securities — 99.2%
(Cost $819,059,800)		$965,491,545

Percentages are based on Net Assets of $973,056,876.

*	Non-income producing security.

Ltd — Limited

PLC — Public Limited Company

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

April 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.2%

	Number of Shares	Value (U.S. $)
BRAZIL — 6.4%
Ambev SA	82,400	$212,129
Hypera SA	74,200	313,004
Petroleo Brasileiro ADR	33,258	375,483
Vale Sponsored ADR Class B	38,874	361,917
Total Brazil		1,262,533

CANADA — 1.6%
Barrick Gold Corp US	16,502	314,198
Total Canada		314,198

CHINA — 27.6%
Alibaba Group Holding Ltd	60,384	901,535
Autohome Inc Sponsored ADR	4,064	110,866
Baidu Class A *	19,552	215,600
Beijing-Shanghai High Speed Railway Class A	353,900	282,796
China Medical System Holdings Ltd	89,000	94,993
China Tower Class H	254,800	369,072
CSPC Pharmaceutical Group Ltd	369,520	291,048
Gree Electric Appliances Inc Class A	31,196	195,749
Guangdong Investment Ltd	390,000	315,595
Midea Group Co Ltd Class A	20,303	205,844
PetroChina Class H	434,000	331,636
Ping An Insurance Group Co of China Ltd Class H	63,500	380,050
Shenzhou International Group Holdings	39,400	273,109
Sinotruk Hong Kong Ltd	88,000	211,455
Tencent Holdings Ltd	10,200	624,760
Tingyi Cayman Islands Holding Corp Class H	62,000	111,993
Wuliangye Yibin Class A	16,290	288,709
Yum China Holdings Inc	5,412	234,394
Total China		5,439,204

FINLAND — 1.6%
Metso Corp	28,975	314,833
Total Finland		314,833

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
HONG KONG — 1.4%
WH Group Ltd	308,228	$275,620
Total Hong Kong		275,620

INDIA — 10.7%
Axis Bank Ltd	45,307	635,526
HDFC Bank Ltd	29,812	677,149
HDFC Bank Ltd Sponsored ADR	2,633	191,393
Hero MotoCorp	3,612	163,652
Indus Towers Ltd *	92,646	446,473
Total India		2,114,193

INDONESIA — 4.4%
Bank Rakyat Indonesia Persero Tbk PT	2,148,339	497,576
Telkom Indonesia Persero Tbk PT	2,331,300	367,457
Total Indonesia		865,033

KAZAKHSTAN — 0.5%
Kaspi.KZ JSC ADR	1,182	103,886
Total Kazakhstan		103,886

MALAYSIA — 1.9%
Malayan Banking Bhd	159,900	370,538
Total Malaysia		370,538

MEXICO — 5.2%
Grupo Aeroportuario Pacifico Class B	13,625	276,092
Grupo Financiero Banorte SAB de CV Sponsored Class O	49,216	422,002
Wal-Mart de Mexico SAB de CV	104,926	332,427
Total Mexico		1,030,521

PERU — 1.4%
Credicorp Ltd	1,385	280,033
Total Peru		280,033

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
PHILIPPINES — 1.7%
BDO Unibank	114,530	$328,708
Total Philippines		328,708

PORTUGAL — 1.0%
Jeronimo Martins SGPS	8,561	207,196
Total Portugal		207,196

SAUDI ARABIA — 4.3%
Saudi Arabian Oil Co	47,734	322,730
Saudi National Bank	37,582	358,082
Saudi Telecom Co	12,634	160,398
Total Saudi Arabia		841,210

SOUTH AFRICA — 1.3%
Bidvest Group	20,150	255,449
Total South Africa		255,449

SOUTH KOREA — 7.7%
Kia Corp	4,359	277,029
KT Corp ADR	9,255	180,102
Samsung Electronics Co Ltd	9,938	387,756
Samsung Fire & Marine Insurance Co Ltd	367	96,825
Shinhan Financial Group Co Ltd	15,749	569,169
Total South Korea		1,510,881

TAIWAN — 11.3%
Hon Hai Precision Industry Co Ltd	70,000	311,871
Lite-On Technology Corp	103,000	311,495
Taiwan Semiconductor Manufacturing Co Ltd	57,000	1,615,070
Total Taiwan		2,238,436

UNITED ARAB EMIRATES — 3.3%
Adnoc Gas Plc	360,313	311,023
First Abu Dhabi Bank PJSC	83,962	343,540
Total United Arab Emirates		654,563

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 0.9%
Mondi PLC	11,425	$173,421
Total United Kingdom		173,421

Total Common Stock
(Cost $16,309,453)
		18,580,456
PREFERRED STOCK — 5.6%

BRAZIL — 1.7%
Itausa SA^	176,353	331,877

SOUTH KOREA — 3.9%
Hyundai Motor^	1,718	184,427
Samsung Electronics Co Ltd^	17,862	589,636
		774,063
Total Preferred Stock
(Cost $1,083,383)		1,105,940

Total Value of Securities — 99.8%
(Cost $17,392,836)		$19,686,396

Percentages are based on Net Assets of $19,719,247.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt

Ltd — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SGPS — Sociedade Gestora de Participações Sociais

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

April 30, 2025 (Unaudited)

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

April 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%

	Number of Shares	Value (U.S. $)
AUSTRALIA — 2.9%
Aurizon Holdings Ltd	30,734	$60,168
Total Australia		60,168

CANADA — 7.1%
Enbridge Inc	1,261	58,971
South Bow Class W	3,597	88,842
Total Canada		147,813

CHILE — 3.4%
Enel Americas SA	724,546	71,147
Total Chile		71,147

CHINA — 7.2%
Guangdong Investment Ltd	92,000	74,448
Jiangsu Expressway Co Ltd Class H	60,000	74,663
Total China		149,111

FRANCE — 14.1%
Eiffage SA	734	99,877
Veolia Environnement SA	2,602	95,036
Vinci SA	686	96,360
Total France		291,273

GERMANY — 3.1%
E.ON	3,654	63,907
Total Germany		63,907

HONG KONG — 0.0%
Guangdong Land Holdings *	20,072	590
Total Hong Kong		590

ITALY — 11.9%
Enav SpA	20,221	89,542
Enel SpA	11,002	95,376

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
ITALY (continued)
Snam SpA	10,742	$61,654
Total Italy		246,572

MALAYSIA — 3.4%
Westports Holdings	71,200	70,146
Total Malaysia		70,146

MEXICO — 3.3%
Promotora y Operadora de Infraestructura	6,119	68,468
Total Mexico		68,468

PORTUGAL — 4.0%
EDP Energias de Portugal SA	21,166	83,429
Total Portugal		83,429

SPAIN — 8.1%
Cellnex Telecom	2,220	89,842
Redeia Corp SA	3,760	78,848
Total Spain		168,690

UNITED KINGDOM — 4.5%
SSE PLC	4,157	93,724
Total United Kingdom		93,724

UNITED STATES — 26.1%
American Tower REIT	400	90,164
CSX Corp	2,958	83,031
Edison International	1,246	66,674
Eversource Energy	1,238	73,636
HCA Healthcare Inc	222	76,608
Norfolk Southern Corp	283	63,406

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Prologis Inc	867	$88,607
Total United States		542,126

Total Common Stock
(Cost $1,885,803)		2,057,164

Total Value of Securities — 99.1%
(Cost $1,885,803)		$2,057,164

Percentages are based on Net Assets of $2,074,878.

*	Non-income producing security.

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

April 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%

	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.2%
Aurizon Holdings Ltd	1,711,277	$3,350,186
Total Australia		3,350,186

BRAZIL — 1.2%
Hypera SA	788,900	3,327,888
Total Brazil		3,327,888

CHINA — 2.9%
Alibaba Group Holding Ltd	239,000	3,568,277
Midea Group Co Ltd Class A	262,855	2,664,982
Yum China Holdings Inc	44,643	1,933,488
Total China		8,166,747

FRANCE — 9.7%
Capgemini	38,141	6,089,296
Kering SA	18,721	3,808,833
Pernod Ricard SA	47,878	5,189,754
Sanofi SA	41,886	4,581,983
Vinci SA	52,048	7,311,035
Total France		26,980,901

GERMANY — 2.1%
Deutsche Post	141,469	6,044,685
Total Germany		6,044,685

HONG KONG — 1.1%
AIA Group	404,400	3,030,135
Total Hong Kong		3,030,135

INDIA — 1.2%
HDFC Bank Ltd	144,732	3,287,436
Total India		3,287,436

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
INDONESIA — 1.2%
Bank Rakyat Indonesia Persero Tbk PT	14,327,100	$3,318,297
Total Indonesia		3,318,297

ITALY — 4.5%
Enel SpA	893,219	7,743,285
Snam SpA	871,741	5,003,340
Total Italy		12,746,625

JAPAN — 11.3%
Fujitsu Ltd	231,200	5,136,215
MatsukiyoCocokara & Co	301,300	5,530,853
Sony Corp Group	319,500	8,429,304
Sundrug Co Ltd	175,000	5,831,402
Toyota Industries Corp	56,500	6,626,031
Total Japan		31,553,805

NETHERLANDS — 1.8%
Koninklijke Philips NV *	196,056	4,975,863
Total Netherlands		4,975,863

SINGAPORE — 0.3%
United Overseas Bank Ltd	29,800	791,454
Total Singapore		791,454

SOUTH KOREA — 0.3%
Samsung Electronics Co Ltd	20,767	810,277
Total South Korea		810,277

SWEDEN — 2.4%
Autoliv	71,292	6,646,553
Total Sweden		6,646,553

SWITZERLAND — 1.8%
Roche Holding AG	15,121	4,944,363
Total Switzerland		4,944,363

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
TAIWAN — 1.1%
Taiwan Semiconductor Manufacturing Co Ltd	109,000	$3,088,466
Total Taiwan		3,088,466

UNITED KINGDOM — 8.0%
Associated British Foods PLC	225,990	6,229,417
British American Tobacco PLC	194,233	8,460,427
Lloyds Banking Group PLC	7,797,204	7,660,548
Total United Kingdom		22,350,392

UNITED STATES — 44.3%
Alphabet Inc Class A	41,657	6,615,132
Bank of New York Mellon	45,557	3,663,238
CDW Corp	40,954	6,575,574
Charles Schwab Corp	93,020	7,571,828
CNH Industrial	343,026	3,968,811
Dollar Tree Inc *	51,441	4,206,331
DuPont de Nemours	91,405	6,031,816
Exxon Mobil Corp	34,449	3,638,848
HCA Healthcare Inc	17,420	6,011,294
Kenvue Inc	235,627	5,560,797
L3Harris Technologies Inc	30,625	6,738,112
Labcorp Holdings	13,878	3,344,737
McDonald's	4,089	1,307,049
Merck	69,610	5,930,772
Meta Platforms Inc Class A	10,392	5,705,208
Micron Technology Inc	20,850	1,604,407
Microsoft Corp	14,392	5,688,582
NNN REIT Class REIT	79,572	3,271,205
Prologis Inc	42,808	4,374,978
Salesforce	7,033	1,889,837
Sysco	92,949	6,636,559
Texas Instruments Inc	36,607	5,858,950
Thermo Fisher Scientific	13,439	5,765,331
UnitedHealth Group Inc	10,891	4,480,993

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

April 30, 2025 (Unaudited)

COMMON STOCK — continued

	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Wells Fargo & Co	101,173	$7,184,295
Total United States		123,624,684

Total Common Stock
(Cost $240,301,217)
		269,038,757
PREFERRED STOCK — 1.9%

SOUTH KOREA — 1.9%
Samsung Electronics Co Ltd^	163,439	5,395,229

Total Preferred Stock
(Cost $6,906,141)		5,395,229

Total Value of Securities — 98.3%
(Cost $247,207,358)		$274,433,986

Percentages are based on Net Assets of $279,103,088.

*	Non-income producing security.
^	There is currently no rate available.

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian International Value Equity Fund	Mondrian Emerging Markets Value Equity Fund
Assets:
Investments (Cost $819,059,800 and $17,392,836)	$965,491,545	$19,686,396
Foreign currency (Cost $226,146 and $29,592)	226,146	29,588
Cash	6,038,117	105,676
Dividends receivable	5,452,485	43,676
Reclaims receivable	3,941,328	3,589
Receivable for investment securities sold	2,018,500	109,581
Receivable for capital shares sold	420,464	—
Unrealized appreciation on spot foreign currency contracts	—	214
Prepaid expenses	51,945	7,217
Total assets	983,640,530	19,985,937

Liabilities:
Payable for capital shares redeemed	7,707,027	—
Payable for investment securities purchased	2,238,519	153,070
Payable due to Investment Adviser	441,386	2,861
Payable due to Administrator	66,975	1,386
Audit fees payable	26,910	9,575
Transfer Agent Fees Payable	11,757	7,671
Chief Compliance Officer fees payable	6,536	—
Unrealized depreciation on spot foreign currency contracts	2,136	—
Accrued foreign capital gains tax	—	82,913
Other accrued expenses	82,408	9,214
Total liabilities	10,583,654	266,690

Commitments and Contingencies†
Net assets	$973,056,876	$19,719,247

Net assets consist of:
Paid-in capital	$821,295,882	$125,587,673
Total distributable earnings/(accumulated loss)	151,760,994	(105,868,426)
Net assets	$973,056,876	$19,719,247

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	58,557,016	2,469,653
Net Asset Value, Offering and Redemption Price Per Share	$16.62	$7.98

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian Global Listed Infrastructure Fund	Mondrian Global Equity Value Fund
Assets:
Investments (Cost $1,885,803 and $247,207,358)	$2,057,164	$274,433,986
Foreign currency (Cost $2,474 and $37,819)	2,462	37,819
Cash	14,056	2,929,594
Reclaims receivable	9,470	309,266
Receivable from Investment Adviser	5,728	—
Receivable for capital shares sold	—	2,639,700
Dividends receivable	—	854,290
Receivable for investment securities sold	—	1,258,234
Prepaid expenses	3,649	14,208
Total assets	2,092,529	282,477,097

Liabilities:
Audit fees payable	10,061	9,575
Transfer Agent Fees Payable	7,444	8,237
Payable due to Administrator	146	19,053
Payable for investment securities purchased	—	2,357,942
Payable for capital shares redeemed	—	687,154
Unrealized depreciation on spot foreign currency contracts	—	16
Chief Compliance Officer fees payable	—	1,547
Payable due to Investment Adviser	—	121,924
Accrued foreign capital gains tax	—	140,480
Other accrued expenses	—	28,081
Total liabilities	17,651	3,374,009

Commitments and Contingencies†
Net assets	$2,074,878	$279,103,088

Net assets consist of:
Paid-in capital	$1,873,772	$248,044,264
Total distributable earnings	201,106	31,058,824
Net assets	$2,074,878	$279,103,088

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	181,924	18,979,949
Net Asset Value, Offering and Redemption Price Per Share	$11.41	$14.71

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian International Value Equity Fund
Investment income
Dividends	$15,434,153
Less: foreign taxes withheld	(1,123,471)
Total investment income	14,310,682

Expenses
Investment advisory fees	2,832,504
Accounting and administration fees	393,409
Registration fees	49,104
Custodian fees	39,196
Audit fees	31,340
Printing fees	30,079
Legal fees	25,106
Dividend disbursing and transfer agent fees and expenses	25,035
Trustees’ fees and expenses	22,186
Chief Compliance Officer fees	9,662
Other	48,106
Total expenses	3,505,727

Less:
Investment advisory fees waived	(281,032)
Net expenses	3,224,695

Net investment income	11,085,987

Net realized gain/(loss) on:
Investments	22,655,234
Foreign currency transactions	110,974
Net realized gain	22,766,208

Net change in unrealized appreciation/(depreciation) on:
Investments	86,261,632
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	423,855
Net change in unrealized appreciation/(depreciation)	86,685,487
Net realized and unrealized gain	109,451,695

Net increase in net assets resulting from operations	$120,537,682

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Emerging Markets Value Equity Fund
Investment income
Dividends	$376,395
Less: foreign taxes withheld	(36,820)
Total investment income	339,575

Expenses
Investment advisory fees	74,432
Dividend disbursing and transfer agent fees and expenses	16,662
Audit fees	14,004
Custodian fees	10,096
Registration fees	9,760
Accounting and administration fees	8,965
Printing fees	731
Legal fees	574
Trustees’ fees and expenses	516
Chief Compliance Officer fees	252
Other	1,954
Total expenses	137,946

Less:
Investment advisory fees waived	(46,658)
Net expenses	91,288

Net investment income	248,287

Net realized gain/(loss) on:
Investments	(542,032)
Foreign currency transactions	(4,991)
Foreign Capital Gains Tax on Appreciated Securities	(250)
Net realized loss	(547,273)

Net change in unrealized appreciation/(depreciation) on:
Investments	1,057,005
Accrued foreign capital gains tax on appreciated securities	(20,952)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	1,689
Net change in unrealized appreciation/(depreciation)	1,037,742
Net realized and unrealized gain	490,469

Net increase in net assets resulting from operations	$738,756

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Global Listed Infrastructure Fund
Investment income
Dividends	$28,140
Less: foreign taxes withheld	(2,435)
Total investment income	25,705

Expenses
Dividend disbursing and transfer agent fees and expenses	16,198
Audit fees	15,876
Investment advisory fees	8,005
Registration fees	3,179
Custodian fees	1,109
Accounting and administration fees	850
Printing fees	62
Chief Compliance Officer fees	57
Legal fees	54
Trustees’ fees and expenses	48
Other	1,249
Total expenses	46,687

Less:
Investment advisory fees waived	(8,005)
Reimbursement from Investment Adviser	(29,735)
Net expenses	8,947

Net investment income	16,758

Net realized gain/(loss) on:
Investments	20,300
Foreign currency transactions	341
Net realized gain	20,641

Net change in unrealized appreciation/(depreciation) on:
Investments	100,681
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	402
Net change in unrealized appreciation/(depreciation)	101,083
Net realized and unrealized gain	121,724

Net increase in net assets resulting from operations	$138,482

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Six Months Ended April 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Global Equity Value Fund
Investment income
Dividends	$3,419,096
Less: foreign taxes withheld	(156,209)
Total investment income	3,262,887

Expenses
Investment advisory fees	799,242
Accounting and administration fees	110,993
Dividend disbursing and transfer agent fees and expenses	18,036
Registration fees	16,382
Audit fees	14,004
Custodian fees	12,253
Printing fees	8,255
Legal fees	6,896
Trustees’ fees and expenses	6,064
Chief Compliance Officer fees	2,717
Other	13,588
Total expenses	1,008,430

Less:
Investment advisory fees waived	(98,525)
Net expenses	909,905

Net investment income	2,352,982

Net realized gain/(loss) on:
Investments	8,304,864
Foreign currency transactions	(53,819)
Foreign Capital Gains Tax on Appreciated Securities	(42,961)
Net realized gain	8,208,084

Net change in unrealized appreciation/(depreciation) on:
Investments	2,330,697
Accrued foreign capital gains tax on appreciated securities	(36,194)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	65,427
Net change in unrealized appreciation/(depreciation)	2,359,930
Net realized and unrealized gain	10,568,014

Net increase in net assets resulting from operations	$12,920,996

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net investment income	$11,085,987	$26,180,065
Net realized gain	22,766,208	40,647,234
Net change in unrealized appreciation/(depreciation)	86,685,487	98,556,756
Net increase in net assets resulting from operations	120,537,682	165,384,055
Distributions	(66,077,724)	(29,037,803)

Capital share transactions: (1)
Issued	88,369,861	184,192,515
Reinvestment of dividends	50,709,096	22,864,636
Redeemed	(103,806,043)	(196,017,913)
Net increase in net assets from capital share transactions	35,272,914	11,039,238
Total increase in net assets	89,732,872	147,385,490

Net assets:
Beginning of period	883,324,004	735,938,514
End of period	$973,056,876	$883,324,004

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net investment income	$248,287	$609,065
Net realized gain/(loss)	(547,273)	877,879
Net change in unrealized appreciation/(depreciation)	1,037,742	2,377,322
Net increase in net assets resulting from operations	738,756	3,864,266
Distributions	(627,572)	(610,646)

Capital share transactions: (1)
Issued	1,253,745	1,200,590
Reinvestment of dividends	626,662	609,811
Redeemed	(2,895,526)	(3,477,393)
Net decrease in net assets from capital share transactions	(1,015,119)	(1,666,992)
Total increase/(decrease) in net assets	(903,935)	1,586,628

Net assets:
Beginning of period	20,623,182	19,036,554
End of period	$19,719,247	$20,623,182

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net investment income	$16,758	$54,599
Net realized gain	20,641	21,582
Net change in unrealized appreciation/(depreciation)	101,083	297,408
Net increase in net assets resulting from operations	138,482	373,589
Distributions	(77,790)	(94,957)

Capital share transactions: (1)
Reinvestment of dividends	77,791	94,957
Net increase in net assets from capital share transactions	77,791	94,957
Total increase in net assets	138,483	373,589

Net assets:
Beginning of period	1,936,395	1,562,806
End of period	$2,074,878	$1,936,395

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net investment income	$2,352,982	$3,369,621
Net realized gain	8,208,084	12,264,917
Net change in unrealized appreciation/(depreciation)	2,359,930	22,458,505
Net increase in net assets resulting from operations	12,920,996	38,093,043
Distributions	(11,851,926)	(3,041,860)

Capital share transactions: (1)
Issued	51,475,346	75,947,655
Reinvestment of dividends	11,701,822	2,940,418
Redeemed	(16,401,362)	(29,705,570)
Net increase in net assets from capital share transactions	46,775,806	49,182,503
Total increase in net assets	47,844,876	84,233,686

Net assets:
Beginning of period	231,258,212	147,024,526
End of period	$279,103,088	$231,258,212

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios
for a share outstanding throughout the year or period

	Six-month period ended 4/30/25 (Unaudited)		Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20
Net asset value, beginning of period	$15.79		$13.41	$11.62	$15.19	$11.37		$14.69
Income/(loss) from operations:(1)
Net investment income	0.19		0.46	0.41	0.39	0.43		0.28
Net realized and unrealized gain/(loss)	1.83		2.46	1.75	(3.48)	3.71		(2.72)
Total from operations	2.02		2.92	2.16	(3.09)	4.14		(2.44)
Dividends and distributions from:
Net investment income	(0.47)		(0.47)	(0.29)	(0.48)	(0.32)		(0.51)
Net realized gains	(0.72)		(0.07)	(0.08)	—	—		(0.37)
Total dividends and distributions	(1.19)		(0.54)	(0.37)	(0.48)	(0.32)		(0.88)
Net asset value, end of period	$16.62		$15.79	$13.41	$11.62	$15.19		$11.37
Total return*	14.26%		22.11%	18.82%	(20.98)%	36.72	%(2)	(17.88)%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$973,057		$883,324	$735,939	$600,057	$710,402		$463,697
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74	%†	0.74%	0.74%	0.74%	0.73%		0.79%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.80	%†	0.80%	0.81%	0.83%	0.85%		0.94%
Ratio of net investment income to average net assets	2.54	%†	3.05%	3.03%	2.85%	2.97%		2.26%
Portfolio turnover rate	20	%‡	34%	19%	23%	19%		24%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

(2)	If not for the one-time Fortis Group litigation payment, the Total return would have been 36.42%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/25 (Unaudited)		Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$7.95		$6.76	$5.93	$8.43	$7.62	$7.40
Income/(loss) from operations:(1)
Net investment income	0.10		0.23	0.20	0.14	0.14	0.12
Net realized and unrealized gain/(loss)	0.17		1.18	0.81	(2.54)	0.95	0.30
Total from operations	0.27		1.41	1.01	(2.40)	1.09	0.42
Dividends and distributions from:
Net investment income	(0.24)		(0.22)	(0.18)	(0.10)	(0.28)	(0.20)
Total dividends and distributions	(0.24)		(0.22)	(0.18)	(0.10)	(0.28)	(0.20)
Net asset value, end of period	$7.98		$7.95	$6.76	$5.93	$8.43	$7.62
Total return*	3.67%		21.16%	17.01%	(28.80)%	14.27%	5.67%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$19,719		$20,623	$19,037	$18,742	$25,180	$13,068
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92	%†	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.39	%†	1.51%	1.32%	1.35%	1.39%	1.41%
Ratio of net investment income to average net assets	2.50	%†	3.00%	2.90%	1.96%	1.57%	1.67%
Portfolio turnover rate	24	%‡	40%	32%	39%	49%	48%

*	Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/25 (Unaudited)		Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$11.11		$9.45	$9.94	$12.03	$10.17	$12.14
Income/(loss) from operations:(1)
Net investment income	0.09		0.32	0.34	0.39	0.28	0.41
Net realized and unrealized gain/(loss)	0.65		1.91	0.05	(1.66)	2.27	(1.58)
Total from operations	0.74		2.23	0.39	(1.27)	2.55	(1.17)
Dividends and distributions from:
Net investment income	(0.32)		(0.33)	(0.34)	(0.27)	(0.32)	(0.41)
Net realized gains	(0.12)		(0.24)	(0.54)	(0.55)	(0.37)	(0.39)
Total dividends and distributions	(0.44)		(0.57)	(0.88)	(0.82)	(0.69)	(0.80)
Net asset value, end of period	$11.41		$11.11	$9.45	$9.94	$12.03	$10.17
Total return*	7.21%		23.93%	3.26%	(11.38)%	25.70%	(10.56)%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$2,075		$1,936	$1,563	$1,514	$1,707	$1,358
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95	%†	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	4.95	%†	5.76%	6.68%	6.32%	5.08%	7.42%
Ratio of net investment income to average net assets	1.78	%†	2.97%	3.18%	3.51%	2.36%	3.76%
Portfolio turnover rate	9	%‡	18%	17%	26%	39%	44%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year or period

	Six-month period ended 4/30/25 (Unaudited)		Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period Ended 10/31/20*
Net asset value, beginning of period	$14.73		$12.02	$10.56	$12.88	$10.22	$10.00
Income/(loss) from operations:(1)
Net investment income	0.14		0.24	0.18	0.16	0.16	0.05
Net realized and unrealized gain/(loss)	0.55		2.71	1.57	(2.29)	2.68	0.17
Total from operations	0.69		2.95	1.75	(2.13)	2.84	0.22
Dividends and distributions from:
Net investment income	(0.21)		(0.24)	(0.14)	(0.08)	(0.18)	—
Net realized gains	(0.50)		—	(0.15)	(0.11)	—	—
Total dividends and distributions	(0.71)		(0.24)	(0.29)	(0.19)	(0.18)	—
Net asset value, end of period	$14.71		$14.73	$12.02	$10.56	$12.88	$10.22
Total return†	5.08%		24.75%	16.71%	(16.75)%	28.09%	2.20%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$279,103		$231,258	$147,025	$122,313	$83,522	$2,604
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74	%‡	0.74%	0.74%	0.74%	0.74%	0.74	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.82	%‡	0.83%	0.86%	0.89%	1.17%	9.16	%‡
Ratio of net investment income to average net assets	1.91	%‡	1.72%	1.51%	1.36%	1.29%	1.42	%‡
Portfolio turnover rate	19	%§	48%	42%	46%	64%	10	%§

*	Commenced operations June 30, 2020.

†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with four funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”), the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”), and the Mondrian Global Equity Value Fund (the “Global Equity Value Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund and Global Listed Infrastructure Fund are classified as diversified, and the Global Equity Value Fund is classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. The investment objective of the Global Equity Value Fund is to seek long-term total return. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

2. Significant accounting policies

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Use of estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.

Federal income taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2025, if applicable.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, Global Listed Infrastructure Fund, and Global Equity Value Fund distribute their net investment income at least annually. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

3. Transactions with affiliates

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2025, the amounts paid for these services are represented in the table below:

Accounting and Administration Fees
International Value Equity Fund	$393,409
Emerging Markets Value Equity Fund	8,965
Global Listed Infrastructure Fund	850
Global Equity Value Fund	110,993

Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.

5. Investment Advisory Agreement

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.

Advisory Fee
International Value Equity Fund	0.65%
Emerging Markets Value Equity Fund	0.75%
Global Listed Infrastructure Fund	0.85%
Global Equity Value Fund	0.65%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2027 (the “Expense Limitation”). Refer to waiver of investment advisory fees and the Reimbursement from Investment Advisor on the Statements of Operations for fees waived and expenses reimbursed for the period ended April 30, 2025.

Expense Limitation
International Value Equity Fund	0.74%
Emerging Markets Value Equity Fund	0.92%
Global Listed Infrastructure Fund	0.95%
Global Equity Value Fund	0.74%

This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027.

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2025. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027. During the period ended April 30, 2025, there has been no recoupment of previously waived and reimbursed fees. As of April 30, 2025, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, are as follows:

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

	Expiring 2026	Expiring 2027	Expiring 2028	Total
International Value Equity Fund	$864,538	$498,784	$235,231	$1,598,553
Emerging Markets Value Equity Fund	142,850	118,988	38,694	300,532
Global Listed Infrastructure Fund	157,560	86,931	31,885	276,376
Global Equity Value Fund	272,163	186,542	83,062	541,767

6. Investment transactions

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2025, are as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
International Value Equity Fund	$174,898,402	$191,681,014	$—	$—
Emerging Markets Value Equity Fund	4,728,560	5,904,882	—	—
Global Listed Infrastructure Fund	179,489	173,737	—	—
Global Equity Value Fund	82,828,781	47,839,923	—	—

7. Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs and investments in PFICs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2024.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for wash sale loss deferrals, investments in PFICs and forwards. Distributions during the years ended October 31, 2024 and October 31, 2023, unless otherwise noted, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
International Value Equity Fund
2024	$26,360,330	$2,677,473	$29,037,803
2023	14,886,290	3,832,310	18,718,600
Emerging Markets Value Equity Fund
2024	610,646	–	610,646
2023	532,861	–	532,861
Global Listed Infrastructure Fund
2024	59,032	35,925	94,957
2023	54,827	82,000	136,827
Global Equity Value Fund
2024	3,041,860	–	3,041,860
2023	2,833,146	416,796	3,249,942

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2024, the components of Distributable Earnings on a tax basis were as follows:

	International Value Equity Fund	Emerging Markets Value Equity Fund
Undistributed Ordinary Income	$33,890,893	$627,492
Undistributed Long-Term Capital Gain	30,659,858	–
Capital Loss Carryforwards	–	(106,736,011)
Unrealized Appreciation	32,750,930	128,913
Other Temporary Differences	(645)	(4)
Total Distributable Earnings
(Accumulated Losses)	$97,301,036	$(105,979,610)

	Global Listed Infrastructure Fund	Global Equity Value Fund
Undistributed Ordinary Income	$52,664	$2,971,675
Undistributed Long-Term Capital Gain	19,428	8,299,553
Unrealized Appreciation	68,325	18,715,780
Other Temporary Differences	(3)	2,746
Total Distributable Earnings	$140,414	$29,989,754

Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Funds have capital losses carried forward as follows:

Total*
Emerging Markets Value Equity Fund	$106,736,011

*	The utilization of this amount is subject to significant limitation under IRC section 382-384.

During the year ended October 31, 2024, the Funds utilized capital loss carryforwards to offset capital gains amounting to:

Total
Emerging Markets Value Equity Fund	$584,709
Global Equity Value Fund	2,887,722

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, foreign capital gains tax, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2025, were as follows:

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Value Equity Fund	$819,059,800	$180,142,088	$(33,710,343)	$146,431,745
Emerging Markets Value Equity Fund	17,392,836	3,106,094	(812,534)	2,293,560
Global Listed Infrastructure Fund	1,885,803	293,459	(122,098)	171,361
Global Equity Value Fund	247,207,358	41,550,837	(14,324,209)	27,226,628

8. Share transactions

The share transactions are shown below:

	Mondrian International Value Equity Fund
	Six-month period ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Shares transactions:
Institutional Class shares
Issued	5,883,323	12,284,447
Reinvestment of dividends	3,553,263	1,567,968
Redeemed	(6,824,472)	(12,770,615)
Net increase in shares outstanding	2,612,114	1,081,800

	Mondrian Emerging Markets Value Equity Fund
	Six-month period ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Shares transactions:
Institutional Class shares
Issued	168,596	157,443
Reinvestment of dividends	84,914	83,194
Redeemed	(378,222)	(462,516)
Net decrease in shares outstanding	(124,712)	(221,879)

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

	Mondrian Global Listed Infrastructure Fund
	Six-month period ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Shares transactions:
Institutional Class shares
Reinvestment of dividends	7,649	8,949
Net increase in shares outstanding	7,649	8,949

	Mondrian Global Equity Value Fund
	Six-month period ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Shares transactions:
Institutional Class shares
Issued	3,572,338	5,324,390
Reinvestment of dividends	848,361	218,294
Redeemed	(1,140,200)	(2,071,829)
Net increase in shares outstanding	3,280,499	3,470,855

9. Risks associated with financial instruments

As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.

Active Management Risk (All Funds)

The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Convertible Securities Risk (All Funds)

The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Depositary Receipts Risk (Emerging Markets Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives Risk (All Funds)

The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Emerging Markets Securities Risk (All Funds)

The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (All Funds)

Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ETFs Risk (Emerging Markets Value Equity Fund)

ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Funds. Accordingly, a Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Fixed Income Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, a Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates.

Foreign Company Risk (All Funds)

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign Currency Risk (All Funds)

As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Foreign Governmental and Supranational Debt Securities Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Investments in debt securities issued by governments or by government agencies and instrumentalities or supranational organizations involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or reschedule of debt payments. Any restructuring of a sovereign debt obligation held by a Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, a Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Geographic Focus Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

To the extent that a Fund focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

High Yield Bond Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Industry Concentration Risk (Global Listed Infrastructure Fund)

The Mondrian Global Listed Infrastructure Fund concentrates its investments in infrastructure companies. Concentration in particular industries subjects the Fund to the risks associated with those industries. As a result, the Fund may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting those industries than funds investing in a broader range of industries.

Infrastructure Company Risk - Infrastructure companies may be highly susceptible to a variety of factors that may adversely affect their business or operations. Regulation by various governmental authorities may adversely affect infrastructure companies, including governmental regulation of rates charged for services, the imposition of special tariffs and changes in tax laws, environmental laws and regulations, regulatory policies and accounting standards. Changes in law or regulations and general changes in market sentiment towards infrastructure assets may be difficult to predict or respond to, which may adversely affect the operations of infrastructure companies. In addition, changes in technology could change the way a service or product is delivered rendering the existing technology obsolete and potentially threatening the profitability of an infrastructure company.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Some infrastructure companies’ assets are not movable, which creates the risk that an event may occur in the region of the company’s asset that may impair the performance of that asset and the performance of the issuer. Natural disasters, such as earthquakes, flood, lightning, hurricanes and wind or man-made disasters, such as terrorist attacks or political activities could result in substantial damage to the facilities of companies located in the affected areas, and significant volatility in the products or services of infrastructure companies could adversely impact the prices of infrastructure companies’ securities. Any destruction or loss of an infrastructure asset may have a major impact on the infrastructure company. Failure by the infrastructure company to carry adequate insurance or to operate the asset appropriately could lead to significant losses and damages.

Infrastructure companies’ revenues may also be impacted by a number of factors, including a decrease in the number of users of the asset, inability to meet user demand, failure to efficiently maintain and operate infrastructure assets, failure of customers or counterparties to pay their contractual obligations, difficulties in obtaining financing for construction programs or the inability to complete a project within budget. In addition, infrastructure assets can be highly leveraged, which makes such companies more susceptible to changes in interest rates. The market value of infrastructure companies also may decline in value in times of higher inflation rates.

Other factors that may affect the operations of infrastructure companies include difficulty in raising capital, inexperience with and potential losses resulting from a developing deregulatory environment, high interest costs in connection with capital construction programs, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors

Investment Style Risk (All Funds)

The Mondrian Global Equity Value Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow. The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Large Capitalization Company Risk (International Value Equity Fund)

The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large Purchase and Redemption Risk (All Funds)

Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk (All Funds)

Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (All Funds)

The prices of and the income generated by a Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

MLPs Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. A Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses. MLP operating expenses are not reflected in the fee table and example in this prospectus.

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Non-Diversification Risk (Global Equity Value Fund)

The Global Equity Value Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than diversified funds.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio Turnover Risk (Emerging Markets Value Equity Fund and Global Listed Infrastructure Fund)

Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Preferred Stocks Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

REITs Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Rights and Warrants Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/ or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of Investing in Other Investment Companies (Global Listed Infrastructure Fund and Global Equity Value Fund)

To the extent a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Small- and Mid-Capitalization Company Risk (International Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Stock Connect Investing Risk (Emerging Markets Value Equity Fund, Global Listed Infrastructure Fund and Global Equity Value Fund)

Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

U.S. Government Securities Risk (Global Listed Infrastructure Fund and Global Equity Value Fund)

U.S. government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by Ginnie Mae, are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as Freddie Mac and Fannie Mae may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. The maximum potential liability of the issuers of some U.S. government securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

10. Indemnifications

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Borrowing from banks

The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the period ended April 30, 2025, none of the Funds incurred any interest expense.

12. Concentration of Shareholders

At April 30, 2025, the percentage of total shares outstanding held by a limited number of shareholders owning 10% or greater aggregate total shares for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

Gallery Trust	April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

	No. of Shareholders	% Ownership
International Value Equity Fund	3	60%
Emerging Markets Value Equity Fund	2	82%
Global Listed Infrastructure Fund	1	100%
Global Equity Value Fund	2	81%

13. Recent Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

14. Subsequent events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Gallery Trust	April 30, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 4–5, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Gallery Trust	April 30, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Gallery Trust	April 30, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Mondrian International Value Equity Fund, Mondrian Emerging Markets Value Equity Fund and Mondrian Global Equity Value Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

Gallery Trust	April 30, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

FUND INFORMATION

Registered office	P.O. Box 588
Portland, ME 04112

Adviser	Mondrian Investment Partners Limited
10 Gresham Street, 5th Floor
London, England EC2V 7JD

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co
40 Water Street
Boston, MA 02109

Transfer Agent	Apex Fund Services
Three Canal Plaza
Portland, ME 04101

Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	2001 Market Street
Philadelphia, PA 19103

MON-SA-001-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025